Equity - Revaluation Reserves and Reserve for Canceled Share Capital (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Increase through appropriation of retained earnings	€ 4	€ 5
Revaluation reserve	58	62
Capital redemption reserve recorded	83	€ 0
Capital redemption reserve	€ 814